SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total accounts receivable	$ 7,904	$ 7,054
Less: Allowance for expected credit loss	(891)	(873)
Accounts receivable, net	7,013	6,181
Beginning of the financial year	873	403
Add: Provision for estimated credit losses	145	532
Less: Estimated credit losses no longer required	(12)	(58)
Less: Written off of accounts receivables	(145)
Add/(Less): Currency translation differences	30	(4)
End of the financial year	891	873
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accounts receivable	7,771	6,322
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total accounts receivable	$ 133	$ 732